CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents	¥ 3,636,380	$ 527,226	¥ 4,418,127
Restricted cash	2,842,707	412,154	4,073,414
Short-term investments	3,427,020	496,871	1,204,901
Accounts receivable and contract assets, net of credit loss allowance for accounts receivable and contract assets of RMB250,696 and RMB496,918 as of December 31, 2021 and 2022, respectively	2,217,445	321,499	1,890,846
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB239,506 and RMB374,304 as of December 31, 2021 and 2022, respectively	1,669,855	242,106	931,798
Property, equipment and software, net	141,345	20,493	112,397
Right of use assets	192,428	27,899	49,138
Intangible assets	98,692	14,309	98,947
Goodwill	50,411	7,309	50,411
Loans receivable, net of credit loss allowance for loans receivable of RMB427,873 and RMB294,355 as of December 31, 2021 and 2022, respectively	2,136,432	309,754	1,982,276
Investments	1,084,084	157,177	971,117
Deferred tax assets	919,361	133,295	455,741
Prepaid expenses and other assets	2,966,751	430,138	1,899,438
Total assets	21,382,911	3,100,230	18,138,551
Liabilities and Shareholders' Equity:
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,089,503 and RMB1,723,200 as of December 31, 2021 and 2022, respectively)	1,805,164	261,724	1,089,503
Liability from quality assurance commitment (including liability from quality assurance commitment of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB3,188,561 and RMB3,239,835 as of December 31, 2021 and 2022, respectively)	3,555,618	515,516	3,188,561
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB146,697 and RMB157,955 as of December 31, 2021 and 2022, respectively)	274,408	39,785	252,918
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB57,237 and RMB51,574 as of December 31, 2021 and 2022, respectively)	134,027	19,432	200,648
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,795,640 and RMB1,845,210 as of December 31, 2021 and 2022, respectively)	1,845,210	267,530	1,795,640
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB6,826 and RMB5,109 as of December 31, 2021 and 2022, respectively)	5,109	741	8,436
Amounts due to related party (including amounts due to related party of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB2,265 and RMB1,000 as of December 31, 2021 and 2022, respectively)	1,000	145	2,265
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB33,184 and RMB174,062 as of December 31, 2021 and 2022, respectively)	176,990	25,661	33,356
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB45,656 and RMB140,212 as of December 31, 2021 and 2022, respectively)	232,188	33,664	137,632
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB679,720 and RMB890,047 as of December 31, 2021 and 2022, respectively)	908,708	131,750	719,982
Total liabilities	8,938,422	1,295,948	7,428,941
Commitments and contingencies
FinVolution Group shareholders' equity:
Additional paid-in capital	5,692,703	825,364	5,694,733
Treasury stock (116,279,765 and 136,874,400 shares as of December 31, 2021 and 2022, respectively)	(568,595)	(82,439)	(324,171)
Statutory reserves	698,401	101,259	610,403
Accumulated other comprehensive income	52,237	7,575	(16,769)
Retained earnings	6,496,852	941,955	4,690,951
Total FinVolution Group shareholders' equity	12,371,701	1,793,729	10,655,250
Non-controlling Interest	72,788	10,553	54,360
Total shareholders' equity	12,444,489	1,804,282	10,709,610
Total liabilities and shareholders' equity	21,382,911	3,100,230	18,138,551
Class A Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	64	9	64
Class B Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	¥ 39	$ 6	¥ 39